Auditor's remuneration (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Auditor's remuneration.
Fees payable for the audit of NatWest Group's annual accounts	£ 5.1	£ 4.9	£ 4.7
Fees payable for the audit of NatWest Group plc's subsidiaries	32.5	32.3	31.9
Fees payable for audit-related assurance services	4.2	4.5	3.9
Total audit and audit-related assurance services fees	41.8	41.7	40.5
Other assurance services	1.0	0.7	1.2
Corporate finance services	3.1	0.7	0.5
Total other services	4.1	1.4	£ 1.7
Audit fees billed during the period	16.0
Fees for review of interim financial information	1.4	1.4
Fees for reports to the regulatory	2.8	2.8
Retail share offering - comprises fees	2.3	0.0
Fees for the auditors as reporting accountants on debt and equity issuances	£ 0.8	£ 0.7